                        Alpha Architect U.S. Quantitative Value ETF

                        Schedule of Investments (Continued)

                        December 31, 2020 (Unaudited)

                    Shares

                    Value

                    COMMON STOCKS — 99.7%

                    Advertising, Public Relations, and Related Services — 2.0%

                    256,352

                    Qurate Retail, Inc. .................................................

                    $

                    2,812,181

                    Aerospace Product and Parts Manufacturing — 2.0%

                    7,803

                    Lockheed Martin Corp. ..............................................

                    2,769,909

                    Ambulatory Health Care Services — 2.0%

                    24,084

                    DaVita, Inc. (a)...................................................

                    2,827,462

                    Animal Food Manufacturing — 2.0%

                    57,430

                    Herbalife Nutrition Ltd. (a)(b)..........................................

                    2,759,512

                    Automotive Parts, Accessories, and Tire Stores — 2.0%

                    20,877

                    Murphy USA, Inc. .................................................

                    2,732,173

                    Beverage Manufacturing — 2.0%

                    60,654

                    Molson Coors Beverage Co. ...........................................

                    2,740,954

                    Building Material and Supplies Dealers — 2.0%

                    17,040

                    Lowe’s Cos, Inc. ..................................................

                    2,735,090

                    Cable and Other Subscription Programming — 2.1%

                    88,794

                    DISH Network Corp. (a).............................................

                    2,871,598

                    Commercial and Industrial Machinery and Equipment Rental and Leasing — 2.0%

                    12,162

                    United Rentals, Inc. (a)..............................................

                    2,820,489

                    Communications Equipment Manufacturing — 4.0%

                    53,571

                    Ciena Corp. (a)....................................................

                    2,831,227

                    60,988

                    Cisco Systems, Inc. ................................................

                    2,729,213

                    5,560,440

                    Computer Systems Design and Related Services — 1.9%

                    52,455

                    eBay, Inc. .......................................................

                    2,635,864

                    Death Care Services — 2.0%

                    56,570

                    Service Corporation International........................................

                    2,777,587

                    Drugs and Druggists’ Sundries Merchant Wholesalers — 4.1%

                    16,023

                    McKesson Corp. ..................................................

                    2,786,720

                    52,973

                    Nu Skin Enterprises, Inc. Class A........................................

                    2,893,915

                    5,680,635

                    Electric Power Generation, Transmission and Distribution — 2.2%

                    155,495

                    Vistra Corp. .....................................................

                    3,057,032

                    Electronics and Appliance Stores — 2.0%

                    27,231

                    Best Buy Co., Inc. .................................................

                    2,717,382

                    Engine, Turbine, and Power Transmission Equipment Manufacturing — 1.9%

                    33,858

                    Brunswick Corp. ..................................................

                    2,581,334

                    Food & Staples Retailing — 1.9%

                    72,228

                    BJ’s Wholesale Club Holdings, Inc. (a)....................................

                    2,692,660

                    Food Manufacturing — 2.0%

                    24,070

                    The J.M. Smucker Co. ..............................................

                    2,782,492

                    General Freight Trucking — 1.9%

                    69,028

                    Werner Enterprises, Inc. .............................................

                    2,707,278

                    General Purpose Machinery Manufacturing — 1.9%

                    33,171

                    iRobot Corp. (a)...................................................

                    2,663,300

                    Grocery Stores — 4.0%

                    89,925

                    The Kroger Co. ...................................................

                    $

                    2,856,018

                    135,018

                    Sprouts Farmers Market, Inc. (a)........................................

                    2,713,862

                    5,569,880

                    Health and Personal Care Stores — 2.0%

                    40,057

                    CVS Health Corp. .................................................

                    2,735,893

                    Home Furnishings Stores — 1.8%

                    24,697

                    Williams-Sonoma, Inc. ..............................................

                    2,515,143

                    Household Appliance Manufacturing — 1.9%

                    14,627

                    Whirlpool Corp. ...................................................

                    2,640,027

                    Insurance Carriers — 8.3%

                    8,875

                    Anthem, Inc. .....................................................

                    2,849,674

                    7,033

                    Humana, Inc. .....................................................

                    2,885,429

                    13,688

                    Molina Healthcare, Inc. (a)............................................

                    2,911,164

                    8,159

                    UnitedHealth Group, Inc. .............................................

                    2,861,198

                    11,507,465

                    Medical and Diagnostic Laboratories — 2.0%

                    23,091

                    Quest Diagnostics, Inc. ..............................................

                    2,751,754

                    Motor Vehicle Body and Trailer Manufacturing — 1.9%

                    28,858

                    Thor Industries, Inc. ................................................

                    2,683,505

                    Natural Gas Distribution — 1.9%

                    77,492

                    UGI Corp. ......................................................

                    2,709,120

                    Navigational, Measuring, Electromedical, and Control Instruments Manufacturing — 4.5%

                    65,943

                    Aerojet Rocketdyne Holdings, Inc. (a)....................................

                    3,485,087

                    9,169

                    Northrop Grumman Corp. ............................................

                    2,793,978

                    6,279,065

                    Petroleum and Coal Products Manufacturing — 1.8%

                    36,318

                    Renewable Energy Group, Inc. (a).......................................

                    2,572,041

                    Pharmaceutical and Medicine Manufacturing — 4.0%

                    11,138

                    Biogen, Inc. (a)...................................................

                    2,727,251

                    18,781

                    United Therapeutics Corp. (a)..........................................

                    2,850,768

                    5,578,019

                    Plastics Product Manufacturing — 2.1%

                    51,342

                    Berry Global Group, Inc. (a)...........................................

                    2,884,907

                    Radio and Television Broadcasting — 2.1%

                    26,959

                    Nexstar Media Group, Inc. ............................................

                    2,943,653

                    Residential Building Construction — 7.6%

                    78,098

                    KB Home.......................................................

                    2,617,845

                    24,668

                    LGI Homes, Inc. (a)................................................

                    2,611,108

                    31,589

                    Meritage Homes Corp. (a)............................................

                    2,616,201

                    61,626

                    PulteGroup, Inc. ..................................................

                    2,657,313

                    10,502,467

                    Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing — 2.0%

                    60,980

                    Sealed Air Corp. ..................................................

                    2,792,274

                    Retail — 1.8%

                    59,289

                    Big Lots, Inc. ....................................................

                    2,545,277

                    Semiconductor and Other Electronic Component Manufacturing — 2.0%

                    55,093

                    Intel Corp. ......................................................

                    $

                    2,744,733

                    Sporting Goods, Hobby, and Musical Instrument Stores — 2.1%

                    52,829

                    Dicks Sporting Goods, Inc. ...........................................

                    2,969,518

                    Wood Product Manufacturing — 2.0%

                    49,915

                    Masco Corp. .....................................................

                    2,741,831

                    TOTAL COMMON STOCKS (Cost $132,639,616)............................

                    138,591,944

                    MONEY MARKET FUNDS — 0.4%

                    588,890

                    First American Government Obligations Fund — Class X, 0.04% (c)................

                    588,890

                    TOTAL MONEY MARKET FUNDS (Cost $588,890).........................

                    588,890

                    TOTAL INVESTMENTS (Cost $133,228,506) — 100.1%.......................

                    139,180,834

                    Other Liabilities in Excess of Assets — (0.1%)...............................

                    (171,774

                    )

                    TOTAL NET ASSETS — 100.0%.......................................

                    $

                    139,009,060

    Percentages are stated as a percent of net assets.
    (a) Non-Income producing security.
    (b) Foreign Issued Security.
    (c) Rate shown is the 7-day effective yield.

                    Shares

                    Value

                    COMMON STOCKS — 99.9%

                    Australia — 12.9%

                    205,506

                    AGL Energy Ltd. ..............................................

                    $

                    1,893,298

                    659,441

                    Aurizon Holdings Ltd. ..........................................

                    1,982,746

                    71,149

                    BHP Group Ltd. ..............................................

                    2,327,386

                    155,347

                    Fortescue Metals Group Ltd. ......................................

                    2,806,091

                    603,399

                    Harvey Norman Holdings Ltd. .....................................

                    2,181,745

                    568,464

                    IGO Ltd. ...................................................

                    2,796,084

                    13,987,350

                    Austria — 2.0%

                    46,545

                    ANDRITZ AG................................................

                    2,131,164

                    France — 5.4%

                    9,617

                    Iliad S.A. ...................................................

                    1,974,929

                    159,525

                    Orange S.A. .................................................

                    1,896,987

                    20,465

                    Sanofi S.A. ..................................................

                    1,967,572

                    5,839,488

                    Germany — 6.0%

                    26,194

                    Aurubis AG..................................................

                    2,037,101

                    51,628

                    United Internet AG.............................................

                    2,171,533

                    31,077

                    Vonovia SE..................................................

                    2,268,788

                    6,477,422

                    Italy — 1.9%

                    85,525

                    Buzzi Unicem S.p.A. ...........................................

                    2,037,379

                    Japan — 55.6%

                    105,776

                    Alfresa Holdings Corp. ..........................................

                    1,935,120

                    69,426

                    COMSYS Holdings Corp. ........................................

                    2,154,959

                    21,415

                    Daito Trust Construction Co., Ltd. ...................................

                    1,999,328

                    64,342

                    EBARA Corp. ................................................

                    2,099,971

                    104,618

                    Iida Group Holdings Co., Ltd. .....................................

                    2,111,509

                    102,923

                    Japan Tobacco, Inc. ............................................

                    2,095,241

                    157,839

                    Kajima Corp. ................................................

                    2,112,571

                    74,628

                    KDDI Corp. .................................................

                    2,215,965

                    132,718

                    Kinden Corp. ................................................

                    2,158,089

                    172,747

                    K’s Holdings Corp. ............................................

                    2,402,447

                    79,550

                    Kyowa Exeo Corp. .............................................

                    2,241,930

                    60,356

                    Life Corp. ...................................................

                    2,083,862

                    107,964

                    Medipal Holdings Corp. .........................................

                    2,026,384

                    29,765

                    MEIJI Holdings Co., Ltd. ........................................

                    2,092,818

                    83,408

                    mixi, Inc. ...................................................

                    2,068,742

                    121,256

                    NEC Networks & System Integration Corp. ............................

                    2,095,014

                    3,802

                    Nintendo Co., Ltd. .............................................

                    2,423,957

                    272,875

                    Penta-Ocean Construction Co., Ltd. ..................................

                    2,344,101

                    172,372

                    Sanwa Holdings Corp. ..........................................

                    2,006,597

                    61,691

                    Seven & i Holdings Co., Ltd. ......................................

                    2,186,115

                    21,443

                    Shimamura Co., Ltd. ............................................

                    2,251,146

                    39,147

                    Shionogi & Co., Ltd. ...........................................

                    2,136,394

                    175,411

                    SoftBank Corp. ...............................................

                    2,196,566

                    77,066

                    Taiheiyo Cement Corp. ..........................................

                    1,924,878

                    58,587

                    Taisei Corp. .................................................

                    2,017,111

                    115,544

                    Teijin Ltd. ..................................................

                    2,170,891

                    107,533

                    TIS, Inc. ....................................................

                    2,201,586

                    436,163

                    Yamada Holdings Co., Ltd. .......................................

                    2,314,826

                    60,068,118

                    Norway — 2.0%

                    51,158

                    Yara International ASA..........................................

                    2,124,063

                    Sweden — 2.0%

                    84,642

                    Skanska AB..................................................

                    2,157,303

                    United Kingdom — 12.1%

                    33,558

                    Berkeley Group Holdings PLC.....................................

                    $

                    2,176,135

                    58,246

                    British American Tobacco PLC.....................................

                    2,156,964

                    111,788

                    GlaxoSmithKline PLC...........................................

                    2,051,520

                    109,246

                    Imperial Brands PLC............................................

                    2,293,948

                    93,542

                    Mondi PLC..................................................

                    2,199,566

                    29,599

                    Rio Tinto PLC................................................

                    2,214,076

                    13,092,209

                    TOTAL COMMON STOCKS (Cost $100,781,752)........................

                    107,914,496

                    RIGHTS — 0.0% (a)

                    Australia — 0.0% (a)

                    69,840

                    IGO Ltd. (b).................................................

                    95,841

                    TOTAL RIGHTS (Cost $20,116)....................................

                    95,841

                    MONEY MARKET FUNDS — 0.3%

                    266,920

                    First American Government Obligations Fund — Class X, 0.04% (c)............

                    266,920

                    TOTAL MONEY MARKET FUNDS (Cost $266,920).....................

                    266,920

                    TOTAL INVESTMENTS (Cost $101,068,788) — 100.2%...................

                    108,277,257

                    Other Liabilities in Excess of Assets — (0.2%)...........................

                    (183,569

                    )

                    TOTAL NET ASSETS — 100.0%...................................

                    $

                    108,093,688

    Percentages are stated as a percent of net assets.
    PLC — Public Limited Company
    (a) Rounds to zero.
    (b) Non-Income producing security.
    (c) Rate shown is the 7-day effective yield.

                    Shares

                    Value

                    COMMON STOCKS — 99.8%

                    Advertising, Public Relations, and Related Services — 1.6%

                    1,969

                    The Trade Desk, Inc. (a)..........................................

                    $

                    1,577,169

                    Agencies, Brokerages, and Other Insurance Related Activities — 1.8%

                    14,046

                    Goosehead Insurance, Inc. ........................................

                    1,752,379

                    Animal Food Manufacturing — 1.9%

                    12,898

                    Freshpet, Inc. (a)...............................................

                    1,831,387

                    Beverage Manufacturing — 2.0%

                    1,920

                    The Boston Beer Co., Inc. (a)......................................

                    1,909,037

                    Business Support Services — 1.8%

                    30,410

                    Green Dot Corp. (a).............................................

                    1,696,878

                    Computer and Peripheral Equipment Manufacturing — 1.9%

                    8,165

                    Square, Inc. (a)................................................

                    1,777,031

                    Computer Systems Design and Related Services — 4.8%

                    40,924

                    Digital Turbine, Inc. (a)..........................................

                    2,314,661

                    11,439

                    Zscaler, Inc. (a)...............................................

                    2,284,483

                    4,599,144

                    Electric Power Generation, Transmission and Distribution — 1.9%

                    39,839

                    Sunnova Energy International, Inc. (a)................................

                    1,797,934

                    Electrical Equipment Manufacturing — 1.8%

                    7,687

                    Generac Holdings, Inc. (a)........................................

                    1,748,101

                    Electronic Shopping and Mail-Order Houses — 2.0%

                    10,991

                    Etsy, Inc. (a).................................................

                    1,955,409

                    Food Manufacturing — 1.9%

                    63,858

                    B&G Foods, Inc. ..............................................

                    1,770,782

                    Furniture and Related Product Manufacturing — 2.0%

                    59,093

                    Purple Innovation, Inc. (a)........................................

                    1,946,523

                    General Purpose Machinery Manufacturing — 1.8%

                    21,924

                    iRobot Corp. (a)...............................................

                    1,760,278

                    Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers — 1.8%

                    25,129

                    Sunrun, Inc. (a)................................................

                    1,743,450

                    Information Services — 3.9%

                    22,774

                    Chegg, Inc. (a)................................................

                    2,057,175

                    25,073

                    Pinterest, Inc. (a)..............................................

                    1,652,311

                    3,709,486

                    Insurance Carriers — 1.5%

                    7,122

                    Kinsale Capital Group, Inc. .......................................

                    1,425,326

                    Investigation and Security Services — 1.9%

                    23,578

                    Cloudflare, Inc. (a).............................................

                    1,791,692

                    Medical and Diagnostic Laboratories — 2.3%

                    30,076

                    CareDx, Inc. (a)...............................................

                    2,179,006

                    Miscellaneous Manufacturing — 2.5%

                    15,580

                    Peloton Interactive, Inc. (a)........................................

                    2,363,798

                    Motor Vehicle Manufacturing — 2.1%

                    2,910

                    Tesla, Inc. (a).................................................

                    2,053,500

                    Navigational, Measuring, Electromedical, and Control Instruments Manufacturing — 3.1%

                    113,279

                    Pacific Biosciences of California, Inc. (a)..............................

                    2,938,457

                    Nonferrous Metal (except Aluminum) Production and Processing — 1.9%

                    72,670

                    SunPower Corp. (a).............................................

                    1,863,259

                    Offices of Real Estate Agents and Brokers — 6.5%

                    32,112

                    eXp World Holdings, Inc. (a)......................................

                    $

                    2,026,910

                    15,632

                    Zillow Group, Inc. Class A (a)......................................

                    2,125,014

                    15,960

                    Zillow Group, Inc. Class C (a)......................................

                    2,071,608

                    6,223,532

                    Pharmaceutical and Medicine Manufacturing — 22.6%

                    11,616

                    10x Genomics, Inc. (a)...........................................

                    1,644,826

                    29,941

                    Fate Therapeutics, Inc. (a)........................................

                    2,722,535

                    24,558

                    Horizon Therapeutics PLC ADR (a)..................................

                    1,796,418

                    7,439

                    Mirati Therapeutics, Inc. (a).......................................

                    1,633,902

                    13,969

                    Novavax, Inc. (a)..............................................

                    1,557,683

                    9,182

                    Quidel Corp. (a)...............................................

                    1,649,546

                    9,284

                    Repligen Corp. (a)..............................................

                    1,779,093

                    55,545

                    TG Therapeutics, Inc. (a).........................................

                    2,889,451

                    15,777

                    Twist Bioscience Corp. (a)........................................

                    2,229,132

                    14,165

                    Ultragenyx Pharmaceutical, Inc. (a)..................................

                    1,960,861

                    6,282

                    West Pharmaceutical Services, Inc. ..................................

                    1,779,753

                    21,643,200

                    Scientific Research and Development Services — 1.9%

                    12,486

                    Kodiak Sciences, Inc. (a).........................................

                    1,834,318

                    Semiconductor and Other Electronic Component Manufacturing — 5.8%

                    5,325

                    Monolithic Power Systems, Inc. ....................................

                    1,950,174

                    3,244

                    NVIDIA Corp. ...............................................

                    1,694,017

                    5,974

                    SolarEdge Technologies, Inc. (a)....................................

                    1,906,423

                    5,550,614

                    Software Publishers — 9.8%

                    11,482

                    Crowdstrike Holdings, Inc. (a)......................................

                    2,432,117

                    17,909

                    Datadog, Inc. (a)...............................................

                    1,762,962

                    7,659

                    DocuSign, Inc. (a)..............................................

                    1,702,596

                    20,230

                    Fastly, Inc. (a)................................................

                    1,767,495

                    6,367

                    Veeva Systems, Inc. (a)..........................................

                    1,733,416

                    9,398,586

                    Telecommunications — 1.3%

                    3,672

                    Zoom Video Communications, Inc. (a)................................

                    1,238,639

                    Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing — 1.8%

                    45,260

                    Carrier Global Corp. ............................................

                    1,707,207

                    Wireless Telecommunications Carriers — 1.9%

                    5,457

                    Twilio, Inc. (a)................................................

                    1,847,195

                    TOTAL COMMON STOCKS (Cost $79,691,288)........................

                    95,633,317

                    MONEY MARKET FUNDS — 0.2%

                    145,946

                    First American Government Obligations Fund — Class X, 0.04% (b)............

                    145,946

                    TOTAL MONEY MARKET FUNDS (Cost $145,946).....................

                    145,946

                    TOTAL INVESTMENTS (Cost $79,837,234) — 100.0%....................

                    95,779,263

                    Other Liabilities in Excess of Assets — 0.0% (c)..........................

                    (648

                    )

                    TOTAL NET ASSETS — 100.0%...................................

                    $

                    95,778,615

    Percentages are stated as a percent of net assets.
    ADR — American Depository Receipt
    PLC — Public Limited Company
    (a) Non-Income producing security.
    (b) Rate shown is the 7-day effective yield.
    (c) Rounds to zero.

                    Shares

                    Value

                    COMMON STOCKS — 97.8%

                    Australia — 8.6%

                    29,636

                    Domino’s Pizza Enterprises Ltd. ....................................

                    $

                    1,980,455

                    134,831

                    Fortescue Metals Group Ltd. ......................................

                    2,435,502

                    76,386

                    Mineral Resources Ltd. ..........................................

                    2,205,424

                    212,828

                    NEXTDC Ltd. (a)..............................................

                    2,006,697

                    8,628,078

                    Cayman Islands — 2.2%

                    405,613

                    Microport Scientific Corp. ........................................

                    2,194,850

                    Denmark — 4.2%

                    10,704

                    Orsted A/S..................................................

                    2,184,759

                    18,528

                    Pandora A/S.................................................

                    2,071,034

                    4,255,793

                    Finland — 1.9%

                    25,919

                    Neste Oyj...................................................

                    1,873,228

                    France — 3.6%

                    12,782

                    BioMerieux..................................................

                    1,801,975

                    5,170

                    Sartorius Stedim Biotech.........................................

                    1,839,188

                    3,641,163

                    Germany — 6.8%

                    15,131

                    Delivery Hero SE (a)............................................

                    2,347,554

                    30,540

                    HelloFresh SE (a)..............................................

                    2,357,927

                    18,805

                    Zalando SE (a)................................................

                    2,091,920

                    6,797,401

                    Israel — 3.7%

                    9,183

                    Fiverr International Ltd. (a)........................................

                    1,791,603

                    21,135

                    Kornit Digital Ltd. (a)...........................................

                    1,883,763

                    3,675,366

                    Japan — 30.0%

                    11,016

                    BayCurrent Consulting, Inc. .......................................

                    1,929,974

                    32,506

                    Capcom Co., Ltd. ..............................................

                    2,109,246

                    45,622

                    Change, Inc. (a)...............................................

                    1,557,480

                    11,140

                    Cosmos Pharmaceutical Corp. .....................................

                    1,799,576

                    27,186

                    CyberAgent, Inc. ..............................................

                    1,871,991

                    15,029

                    Daifuku Co., Ltd. ..............................................

                    1,857,247

                    19,444

                    Freee KK (a).................................................

                    1,901,936

                    13,593

                    GMO Payment Gateway, Inc. ......................................

                    1,821,966

                    19,135

                    JTOWER, Inc. (a)..............................................

                    1,982,902

                    33,422

                    Koei Tecmo Holdings Co., Ltd. ....................................

                    2,039,210

                    20,858

                    M3, Inc. ....................................................

                    1,968,132

                    31,478

                    MonotaRO Co., Ltd. ............................................

                    1,600,499

                    105,262

                    NEC Networks & System Integration Corp. ............................

                    1,818,676

                    26,792

                    Nihon M&A Center Inc. .........................................

                    1,790,371

                    26,694

                    SoftBank Group Corp. ..........................................

                    2,083,194

                    27,932

                    Tokyo Ohka Kogyo Co., Ltd. ......................................

                    1,961,232

                    30,093,632

                    Netherlands — 2.1%

                    924

                    Adyen N.V. (a)................................................

                    2,150,360

                    Norway — 4.5%

                    655,975

                    NEL ASA (a).................................................

                    2,215,592

                    59,412

                    Scatec ASA..................................................

                    2,365,601

                    4,581,193

                    Spain — 5.9%

                    53,029

                    Gamesa Corp. Tecnologica, S.A. ....................................

                    $

                    2,143,652

                    16,938

                    Pharma Mar S.A. ..............................................

                    1,469,145

                    81,454

                    Solaria Energia y Medio Ambiente S.A. (a).............................

                    2,352,361

                    5,965,158

                    Sweden — 16.4%

                    76,317

                    Avanza Bank Holding AB........................................

                    2,161,245

                    83,061

                    EQT AB....................................................

                    2,124,074

                    21,700

                    Evolution Gaming Group AB......................................

                    2,201,755

                    80,916

                    Investment AB Latour...........................................

                    1,963,990

                    38,244

                    Kinnevik AB (a)...............................................

                    1,931,351

                    13,622

                    Sinch AB (a).................................................

                    2,218,567

                    168,350

                    Stillfront Group AB (a)..........................................

                    2,046,162

                    23,166

                    Swedish Match AB.............................................

                    1,795,818

                    16,442,962

                    Switzerland — 5.8%

                    20,881

                    Logitech International S.A. .......................................

                    2,026,540

                    2,924

                    Lonza Group AG..............................................

                    1,878,653

                    3,903

                    Tecan Group AG..............................................

                    1,912,483

                    5,817,676

                    United Kingdom — 2.0%

                    62,644

                    Ocado Group PLC (a)...........................................

                    1,959,178

                    TOTAL COMMON STOCKS (Cost $81,931,214)........................

                    98,076,038

                    PREFERRED STOCKS — 1.7%

                    Germany — 1.7%

                    4,119

                    Sartorius AG.................................................

                    1,728,977

                    TOTAL PREFERRED STOCKS (Cost $1,823,999).......................

                    1,728,977

                    MONEY MARKET FUNDS — 0.5%

                    492,578

                    First American Government Obligations Fund Class X, 0.04% (b)..............

                    492,578

                    TOTAL MONEY MARKET FUNDS (Cost $492,578).....................

                    492,578

                    TOTAL INVESTMENTS (Cost $84,247,791) — 100.0%....................

                    100,297,593

                    Other Assets in Excess of Liabilities — 0.0% (c)..........................

                    47,234

                    TOTAL NET ASSETS — 100.0%...................................

                    $

                    100,344,827

    Percentages are stated as a percent of net assets.
    PLC — Public Limited Company
    (a) Non-Income producing security.
    (b) Rate shown is the 7-day effective yield.
    (c) Rounds to zero.

                    Shares

                    Value

                    INVESTMENT COMPANIES — 99.6%

                    International Developed Equity — 57.2%

                    418,191

                    Alpha Architect International Quantitative Momentum ETF (a)(b)..............

                    $

                    14,423,408

                    453,051

                    Alpha Architect International Quantitative Value ETF (a)(b)..................

                    12,406,167

                    26,829,575

                    U.S. Equity — 42.4%

                    203,461

                    Alpha Architect U.S. Quantitative Momentum ETF (a)(b)....................

                    10,654,256

                    329,441

                    Alpha Architect U.S. Quantitative Value ETF (a)(b).......................

                    9,231,266

                    19,885,522

                    TOTAL INVESTMENT COMPANIES (Cost $43,508,564)..................

                    46,715,097

                    MONEY MARKET FUNDS — 0.1%

                    22,784

                    First American Government Obligations Fund — Class X, 0.04% (c)............

                    22,784

                    TOTAL MONEY MARKET FUNDS (Cost $22,784)......................

                    22,784

                    TOTAL INVESTMENTS (Cost $43,531,348) — 99.7%....................

                    46,737,881

                    Other Assets in Excess of Liabilities — 0.3%............................

                    157,104

                    TOTAL NET ASSETS — 100.0%...................................

                    $

                    46,894,985

    Percentages are stated as a percent of net assets.
    (a) Affiliated Fund.
    (b) All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $32,089,956.
    (c) Rate shown is the 7-day effective yield.

    NOTE 1 – ORGANIZATION
    Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF are considered diversified under the 1940 Act. In contrast, Alpha Architect Value Momentum Trend ETF is currently considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services — Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

                    Fund

                    Index

                    Alpha Architect U.S. Quantitative Value ETF

                    Alpha Architect Quantitative Value Index

                    Alpha Architect International Quantitative Value ETF

                    Alpha Architect International Quantitative Value Index

                    Alpha Architect U.S. Quantitative Momentum ETF

                    Alpha Architect Quantitative Momentum Index

                    Alpha Architect International Quantitative Momentum ETF

                    Alpha Architect International Quantitative Momentum Index

                    Alpha Architect Value Momentum Trend ETF

                    Alpha Architect Value Momentum Trend Index

    NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
    Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
    Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, the Funds did not hold “fair valued” securities.
    As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
    Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
    Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
    Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
    The following is a summary of the fair value classification of each Fund’s investments as of December 31, 2020:

                    Description

                    Level 1

                    Level 2

                    Level 3

                    Total

                    Alpha Architect U.S. Quantitative Value ETF

                    Assets*...........................

                    Common Stocks.....................

                    $

                    138,591,944

                    $

                    —

                    $

                    —

                    $

                    138,591,944

                    Money Market Funds.................

                    588,890

                    —

                    —

                    588,890

                    Total Investments in Securities..........

                    $

                    139,180,834

                    $

                    —

                    $

                    —

                    $

                    139,180,834

                    Alpha Architect International Quantitative Value ETF

                    Assets*...........................

                    Common Stocks.....................

                    $

                    107,914,496

                    $

                    —

                    $

                    —

                    $

                    107,914,496

                    Rights...........................

                    —

                    95,841

                    —

                    95,841

                    Money Market Funds.................

                    266,920

                    —

                    —

                    266,920

                    Total Investments in Securities..........

                    $

                    108,181,416

                    $

                    95,841

                    $

                    —

                    $

                    108,277,257

                    Alpha Architect U.S. Quantitative Momentum ETF

                    Assets*...........................

                    Common Stocks.....................

                    $

                    95,633,317

                    $

                    —

                    $

                    —

                    $

                    95,633,317

                    Money Market Funds.................

                    145,946

                    —

                    —

                    145,946

                    Total Investments in Securities..........

                    $

                    95,779,263

                    $

                    —

                    $

                    —

                    $

                    95,779,263

                    Alpha Architect International Quantitative Momentum ETF

                    Assets*...........................

                    Common Stocks.....................

                    $

                    98,076,038

                    $

                    —

                    $

                    —

                    $

                    98,076,038

                    Preferred Stocks.....................

                    1,728,977

                    1,728,977

                    Money Market Funds.................

                    492,578

                    —

                    —

                    492,578

                    Total Investments in Securities..........

                    $

                    100,297,593

                    $

                    —

                    $

                    —

                    $

                    100,297,593

                    Alpha Architect Value Momentum Trend ETF

                    Assets*...........................

                    Investment Companies.................

                    $

                    46,715,097

                    $

                    —

                    $

                    —

                    $

                    46,715,097

                    Money Market Funds.................

                    22,784

                    —

                    —

                    22,784

                    Total Investments in Securities..........

                    $

                    46,737,881

                    $

                    —

                    $

                    —

                    $

                    46,737,881

    * For further detail on each asset class, see the Schedule of Investments
    During the fiscal period ended December 31, 2020, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
    NOTE 3 — TRANSACTIONS WITH AFFILIATES:
    The Alpha Architect Value Momentum Trend ETF’s transactions with affiliates represent holdings for which it and the Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated investee funds during the fiscal period ended December 31, 2020:

                    Alpha Architect U.S. Quantitative Value ETF

                    Alpha Architect International Quantitative Value ETF

                    Alpha Architect U.S. Quantitative Momentum ETF

                    Alpha Architect International Quantitative Momentum ETF

                    Total

                    Value, Beginning of Period...........

                    $

                    10,021,194

                    $

                    13,341,243

                    $

                    10,665,262

                    $

                    15,463,236

                    $

                    49,490,935

                    Purchases.......................

                    —

                    —

                    —

                    —

                    —

                    Proceeds from Sales................

                    (2,188,492

                    )

                    (2,216,770

                    )

                    (2,397,236

                    )

                    (3,782,151

                    )

                    (10,584,649

                    )

                    Net Realized Gains (Losses) ..........

                    425,113

                    (63,501

                    )

                    925,557

                    142,519

                    1,429,688

                    Change in Unrealized Appreciation (Depreciation)

                    973,451

                    1,345,195

                    1,460,673

                    2,599,804

                    6,379,123

                    Value, End of Period...............

                    9,231,266

                    12,406,167

                    10,654,256

                    14,423,408

                    46,715,097

                    Dividend Income..................

                    89,099

                    76,974

                    —

                    —

                    166,073

                    Capital Gains Distributions...........

                    —

                    —

                    —

                    —

                    —

                    Alpha Architect U.S. Quantitative Value ETF

                    Alpha Architect International Quantitative Value ETF

                    Alpha Architect U.S. Quantitative Momentum ETF

                    Alpha Architect International Quantitative Momentum ETF

                    Shares, Beginning of Period......................

                    409,498

                    536,655

                    254,080

                    538,391

                    Number of Shares Purchased......................

                    —

                    —

                    —

                    —

                    Number of Shares Sold.........................

                    (80,057

                    )

                    (83,604

                    )

                    (50,619

                    )

                    (120,200

                    )

                    Shares, End of Period..........................

                    329,441

                    453,051

                    203,461

                    418,191

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